ORGANIZATION AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Management Commentary Explanatory [Abstract]
Summary of the Corporation's Capital [Table]
As at December 31, 2022, the Corporation’s Capital totaled $57.8 billion (December 31, 2021 – $57.5 billion), and is computed as follows:

AS AT DEC.31 (MILLIONS)	2022	2021
Cash and cash equivalents	$1,564	$1,197
Other financial assets	6,959	3,430
Common equity in managed investments	44,413	46,248
Other assets and liabilities of the Corporation	4,895	6,585
Corporation’s Capital	$57,831	$57,460
Corporation’s Capital is comprised of the following:
Common equity	$39,608	$42,210
Preferred equity	4,145	4,145
Non-controlling interest	2,688	230
Corporate borrowings	11,390	10,875
	$57,831	$57,460

Reconciliation of the Corporation's Capital [Table]
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2022 is as follows:

AS AT DEC. 31, 2022 (MILLIONS)	The Corporation	Managed Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,564	$12,832	$—	$14,396
Other financial assets	6,959	19,940	—	26,899
Accounts receivable and other[1]	3,317	24,310	(249)	27,378
Inventory	2	12,841	—	12,843
Assets classified as held for sale	—	2,830	—	2,830
Equity accounted investments	7,151	39,943	—	47,094
Investment properties	27	115,073	—	115,100
Property, plant and equipment	214	124,054	—	124,268
Intangible assets	206	38,205	—	38,411
Goodwill	354	28,308	—	28,662
Deferred income tax assets	1,769	1,634	—	3,403
Accounts payable and other[1]	(7,123)	(50,191)	249	(57,065)
Liabilities associated with assets classified as held for sale	—	(876)	—	(876)
Deferred income tax liabilities	(581)	(22,609)	—	(23,190)
Subsidiary equity obligations	(441)	(3,747)	—	(4,188)
Total	13,418	342,547	—	355,965
Common equity in managed investments[2]	44,413	—	(44,413)	—
Corporation’s Capital	57,831	342,547	(44,413)	355,965
Less:
Corporate borrowings	11,390	—	—	11,390
Non-recourse borrowings of managed entities	—	202,684	—	202,684
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	2,688	95,450	—	98,138
Common equity	$39,608	$44,413	$(44,413)	$39,608
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $249 million and $249 million, respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2021 is as follows:

AS AT DEC. 31, 2021 (MILLIONS)	The Corporation	Managed Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,197	$11,497	$—	$12,694
Other financial assets	3,430	13,116	—	16,546
Accounts receivable and other[1]	2,697	19,694	(631)	21,760
Inventory	2	11,413	—	11,415
Assets classified as held for sale	—	11,958	—	11,958
Equity accounted investments	6,553	39,547	—	46,100
Investment properties	16	100,849	—	100,865
Property, plant and equipment	215	115,274	—	115,489
Intangible assets	215	30,394	—	30,609
Goodwill	361	19,866	—	20,227
Deferred income tax assets	2,064	1,276	—	3,340
Accounts payable and other[1]	(5,104)	(48,073)	631	(52,546)
Liabilities associated with assets classified as held for sale	—	(3,148)	—	(3,148)
Deferred income tax liabilities	(299)	(20,029)	—	(20,328)
Subsidiary equity obligations	(135)	(4,173)	—	(4,308)
Total	11,212	299,461	—	310,673
Common equity in managed investments[2]	46,248	—	(46,248)	—
Corporation’s Capital	57,460	299,461	(46,248)	310,673
Less:
Corporate borrowings	10,875	—	—	10,875
Non-recourse borrowings of managed entities	—	165,057	—	165,057
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	88,156	—	88,386
Common equity	$42,210	$46,248	$(46,248)	$42,210
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $631 million and $631 million, respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments